Note 11 - Commitments and Contingencies (Details) - LSU AgCenter - USD ($)	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018
Annual Research Investments
Other Commitment	$ 500,000	$ 1,500,000
Research and Development Expense	500,000
Minimum Financial Contribution
Other Commitment	$ 3,400,000
Gross receipts, commission	10.00%